SIF contribution liability - Tabular disclosure of assumptions used for contingent contribution repayments (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SIF contribution liability
Amount funded	$ 74,275	$ 69,275
SIF contribution liability | Minimum | Market debt recovery rate
SIF contribution liability
Liability, measurement input	0.14	0.14
SIF contribution liability | Minimum | Risk-adjusted discount rate
SIF contribution liability
Liability, measurement input	0.13	0.13
SIF contribution liability | Maximum | Market debt recovery rate
SIF contribution liability
Liability, measurement input	0.28	0.28
SIF contribution liability | Maximum | Risk-adjusted discount rate
SIF contribution liability
Liability, measurement input	0.20	0.20
Funding liability
SIF contribution liability
Amount funded		$ 50,544	$ 41,113
Funding liability | Expected term (years)
SIF contribution liability
Liability, measurement input		0.25	0.3
Funding liability | Minimum | Market debt recovery rate
SIF contribution liability
Liability, measurement input		0.14	0.14
Funding liability | Minimum | Risk-adjusted discount rate
SIF contribution liability
Liability, measurement input		0.13	0.15
Funding liability | Maximum | Market debt recovery rate
SIF contribution liability
Liability, measurement input		0.28	0.28
Funding liability | Maximum | Risk-adjusted discount rate
SIF contribution liability
Liability, measurement input		0.20	0.23